18. Authorizations payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Authorizations Payable [Abstract]
Renewal of authorizations	[1]	R$ 199,363	R$ 300,253
Updated ANATEL liability	[2]	126,974	113,547
Authorizations payable		326,337	413,800
Current portion		(88,614)	(65,464)
Non-current portion		R$ 237,723	R$ 348,336

[1]	In order to provide SMP services, the subsidiary obtained radio frequency authorizations for a fixed period, renewable for a further 15 years. The extension of the right-of-use includes the payment of 2% of the net revenue recorded in the regions covered by the authorization that ends every two years. As at December 31, 2019, the subsidiary had balance due related to the renewal of authorizations in the amount of R$199,363 (R$300,253 as at December 31, 2018).
[2]	On December 05, 2014 the subsidiary signed an Authorization Instrument for the 700 MHz band and paid an amount equivalent to R$1,678 million, recording the remaining balance of R$61 million as a trade liability, according to the payment method provided for in the call notice. Due to the absence of bids for some lots in the Call Notice for the 700 MHZ band, the subsidiary, along with other bidders, had to bear a proportion of the costs of these lots. Thus, the EAD was organized, with respect to which the total commitment assumed by the subsidiary was R$1,199 million. This amount was paid in four installments adjusted by the IGP-DI (Daily General Price Index) (Note 14.f).